Annual Fund Operating Expenses	Dec. 31, 2023
Macquarie VIP Core Equity Series | Service Class
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.05%
Total annual fund operating expenses	1.00%
Fee waivers and expense reimbursements	(0.05%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.95%
Macquarie VIP Growth Series | Service Class
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.05%
Total annual fund operating expenses	1.00%
Macquarie VIP Mid Cap Growth Series | Service Class
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.07%
Total annual fund operating expenses	1.17%
Fee waivers and expense reimbursements	(0.07%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.10%
Macquarie VIP Mid Cap Growth Series | Standard Class
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.07%
Total annual fund operating expenses	0.92%
Fee waivers and expense reimbursements	(0.07%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.85%
Macquarie VIP Smid Cap Core Series | Service Class
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.07%
Total annual fund operating expenses	1.17%
Macquarie VIP Small Cap Growth Series | Standard Class
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.08%
Total annual fund operating expenses	0.93%
Fee waivers and expense reimbursements	(0.04%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.89%
Macquarie VIP Small Cap Growth Series | Service Class
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.08%
Total annual fund operating expenses	1.18%
Fee waivers and expense reimbursements	(0.04%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.14%
Macquarie VIP Value Series | Service Class
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.07%
Total annual fund operating expenses	1.02%
Fee waivers and expense reimbursements	(0.02%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.00%
Macquarie VIP Corporate Bond Series | Service Class
Operating Expenses:
Management fees	0.48%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.06%
Total annual fund operating expenses	0.79%
Fee waivers and expense reimbursements	(0.01%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.78%
Macquarie VIP High Income Series | Standard Class
Operating Expenses:
Management fees	0.62%
Distribution and service (12b-1) fees	none
Other expenses	0.06%
Acquired fund fees and expenses	0.03%	[6]
Total annual fund operating expenses	0.71%	[7]
Macquarie VIP High Income Series | Service Class
Operating Expenses:
Management fees	0.62%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.06%
Acquired fund fees and expenses	0.03%	[6]
Total annual fund operating expenses	0.96%	[7]
Macquarie VIP Limited-Term Bond Series | Service Class
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.11%
Total annual fund operating expenses	0.86%
Fee waivers and expense reimbursements	(0.07%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.79%
Macquarie VIP Global Growth Series | Service Class
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.16%
Total annual fund operating expenses	1.26%
Fee waivers and expense reimbursements	(0.22%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.04%
Macquarie VIP International Core Equity Series | Standard Class
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.07%
Total annual fund operating expenses	0.92%
Fee waivers and expense reimbursements	(0.06%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.86%
Macquarie VIP International Core Equity Series | Service Class
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.07%
Total annual fund operating expenses	1.17%
Fee waivers and expense reimbursements	(0.06%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.11%
Macquarie VIP Asset Strategy Series | Standard Class
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	none
Other expenses	0.06%	[11]
Total annual fund operating expenses	0.76%
Fee waivers and expense reimbursements	(0.16%)	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.60%
Macquarie VIP Asset Strategy Series | Service Class
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.06%	[11]
Total annual fund operating expenses	1.01%
Fee waivers and expense reimbursements	(0.16%)	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.85%
Macquarie VIP Balanced Series | Service Class
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.10%
Acquired fund fees and expenses	0.01%	[13]
Total annual fund operating expenses	1.06%	[14]
Fee waivers and expense reimbursements	(0.03%)	[15]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.03%
Macquarie VIP Energy Series | Standard Class
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.20%
Total annual fund operating expenses	1.05%
Fee waivers and expense reimbursements	(0.13%)	[16]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.92%
Macquarie VIP Energy Series | Service Class
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.20%
Total annual fund operating expenses	1.30%
Fee waivers and expense reimbursements	(0.13%)	[16]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.17%
Macquarie VIP Natural Resources Series | Service Class
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.18%
Acquired fund fees and expenses	0.02%	[17]
Total annual fund operating expenses	1.30%	[18]
Macquarie VIP Science and Technology Series | Standard Class
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.04%
Acquired fund fees and expenses	0.01%	[19]
Total annual fund operating expenses	0.90%	[20]
Macquarie VIP Science and Technology Series | Service Class
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.04%
Acquired fund fees and expenses	0.01%	[19]
Total annual fund operating expenses	1.15%	[20]
Macquarie VIP Pathfinder Aggressive Series | Service Class
Operating Expenses:
Management fees	none
Distribution and service (12b-1) fees	none
Other expenses	0.17%
Acquired fund fees and expenses	0.96%	[21]
Total annual fund operating expenses	1.13%	[22]
Macquarie VIP Pathfinder Moderately Aggressive Series | Service Class
Operating Expenses:
Management fees	none
Distribution and service (12b-1) fees	none
Other expenses	0.03%
Acquired fund fees and expenses	0.94%	[23]
Total annual fund operating expenses	0.97%	[24]
Macquarie VIP Pathfinder Moderate Series | Service Class
Operating Expenses:
Management fees	none
Distribution and service (12b-1) fees	none
Other expenses	0.04%
Acquired fund fees and expenses	0.93%	[25]
Total annual fund operating expenses	0.97%	[26]
Macquarie VIP Pathfinder Moderately Conservative Series | Service Class
Operating Expenses:
Management fees	none
Distribution and service (12b-1) fees	none
Other expenses	0.04%
Acquired fund fees and expenses	0.91%	[27]
Total annual fund operating expenses	0.95%	[28]
Macquarie VIP Pathfinder Conservative Series | Service Class
Operating Expenses:
Management fees	none
Distribution and service (12b-1) fees	none
Other expenses	0.10%
Acquired fund fees and expenses	0.89%	[29]
Total annual fund operating expenses	0.99%	[30]
Macquarie VIP Pathfinder Moderate - Managed Volatility Series | Service Class
Operating Expenses:
Management fees	0.20%
Distribution and service (12b-1) fees	none
Other expenses	0.05%
Acquired fund fees and expenses	0.91%	[31]
Total annual fund operating expenses	1.16%	[32]
Fee waivers and expense reimbursements	(0.01%)	[33]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.15%
Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series | Service Class
Operating Expenses:
Management fees	0.20%
Distribution and service (12b-1) fees	none
Other expenses	0.12%
Acquired fund fees and expenses	0.93%	[34]
Total annual fund operating expenses	1.25%	[35]
Fee waivers and expense reimbursements	(0.08%)	[36]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.17%
Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series | Service Class
Operating Expenses:
Management fees	0.20%
Distribution and service (12b-1) fees	none
Other expenses	0.25%
Acquired fund fees and expenses	0.90%	[37]
Total annual fund operating expenses	1.35%	[38]
Fee waivers and expense reimbursements	(0.21%)	[39]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.14%

[1]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.70% of the Series’ average daily net assets from May 1, 2024 through April 30, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[2]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.85% of the Series’ average daily net assets from May 1, 2024 through April 30, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[3]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.89% of the Series’ average daily net assets from May 1, 2024 through April 30, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[4]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.75% of the Series’ average daily net assets from May 1, 2024 through April 30, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[5]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.53% of the Series’ average daily net assets from May 1, 2024 through April 30, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[6]	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the registered investment companies (RICs) in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. The Acquired fund fees and expenses shown are based on the total expense ratio of the RICs for the RICs' most recent fiscal period. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.
[7]	The Total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[8]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.54% of the Series’ average daily net assets from May 1, 2024 through April 30, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[9]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.79% of the Series’ average daily net assets from May 1, 2024 through April 30, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[10]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.86% of the Series’ average daily net assets from May 1, 2024 through April 30, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[11]	Other expenses includes the expenses of Ivy VIP ASF II, Ltd., a wholly-owned subsidiary of the Series organized in the Cayman Islands.
[12]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.60% of the Series’ average daily net assets from May 1, 2024 through April 30, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[13]	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the registered investment companies (RICs) in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. The Acquired fund fees and expenses shown are based on the total expense ratio of the RICs for the RICs' most recent fiscal period. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.
[14]	The Total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[15]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.77% of the Series’ average daily net assets from May 1, 2024 through April 30, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[16]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.92% of the Series’ average daily net assets from May 1, 2024 through April 30, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[17]	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the registered investment companies (RICs) in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. The Acquired fund fees and expenses shown are based on the total expense ratio of the RICs for the RICs' most recent fiscal period. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.
[18]	The Total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[19]	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the registered investment companies (RICs) in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. The Acquired fund fees and expenses shown are based on the total expense ratio of the RICs for the RICs' most recent fiscal period. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.
[20]	The Total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[21]	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Series’ most recent fiscal period. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.
[22]	The Total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[23]	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Series’ most recent fiscal period. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.
[24]	The Total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[25]	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Series’ most recent fiscal period. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.
[26]	The Total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[27]	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Series’ most recent fiscal period. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.
[28]	The Total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[29]	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Series’ most recent fiscal period. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.
[30]	The Total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[31]	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Series’ most recent fiscal period. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.
[32]	The Total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[33]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.24% of the Series’ average daily net assets from May 1, 2024 through April 30, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[34]	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Series’ most recent fiscal period. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.
[35]	The Total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[36]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.24% of the Series’ average daily net assets from May 1, 2024 through April 30, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[37]	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Series’ most recent fiscal period. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.
[38]	The Total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[39]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.24% of the Series’ average daily net assets from May 1, 2024 through April 30, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.